NEWBUILDINGS	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
NEWBUILDINGS

11.	NEWBUILDINGS

Movements in the three years ended December 31, 2025 are as follows:

(in thousands of $)
Balance at January 1, 2023	47,991
Installments and other costs paid and payable	145,753
Transfer to Vessels and equipment	(193,878)
Capitalized borrowing costs	134
Balance at December 31, 2023	—
Balance at December 31, 2024	—
Balance at December 31, 2025	—

No newbuildings were delivered in the year ended December 31, 2025 (2024: nil, 2023: two VLCCs).

As of December 31, 2025, there are no vessels in the Company’s newbuilding program and there are no commitments.

Refer to Note 23 for further details of newbuilding commitments subsequent to December 31, 2025.